PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	March 31, 2017	December 31, 2016

Office equipment	$57,667	$55,817
Lab equipment	801,295	789,135
Furniture	32,693	32,693
Leasehold Improvements	231,859	231,859
	1,123,514	1,109,504
Less: Accumulated depreciation	728,732	683,854

	$394,782	$425,650

Depreciation expense for the three months ending March 31, 2017 and 2016 was $44,878 and $45,458.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2016	December 31, 2015

Office equipment	$55,817	$51,323
Lab equipment	789,135	722,555
Furniture	32,693	26,028
Leasehold improvements	231,859	231,859
	1,109,504	1,031,765
Less: Accumulated depreciation	683,854	536,703

	$425,650	$495,062

Depreciation expense for the years ending December 31, 2016 and 2015 was $179,720 and $160,068. During the second quarter of 2016, the Company sold equipment for proceeds of $19,500 and a gain of $644.